Exhibit 99.2

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of December 31, 2012

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of December 31, 2012, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of December 31, 2012, leases with a total base residual value of $9,967,865.15 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in January 2013. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of December 31, 2012
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2012 -	December	$1,093,204,704.03
2013 -	January	$1,060,892,678.23	$19,205,924.03	6.85%	$18,547,228.33	2.09%
	February	$1,031,690,418.46	$18,898,091.91	6.74%	$15,632,751.91	1.76%
	March	$992,083,196.59	$18,400,681.43	6.57%	$26,388,101.66	2.97%
	April	$953,940,324.19	$17,913,577.14	6.39%	$25,211,860.67	2.84%
	May	$912,400,483.51	$17,335,346.98	6.19%	$28,995,411.16	3.27%
	June	$868,485,821.66	$16,709,183.03	5.96%	$31,787,707.21	3.58%
	July	$823,868,554.00	$16,045,005.30	5.72%	$32,934,224.76	3.71%
	August	$774,948,214.23	$15,301,620.61	5.46%	$37,756,632.26	4.25%
	September	$723,298,475.87	$14,515,687.96	5.18%	$41,026,240.61	4.62%
	October	$702,354,678.33	$14,266,781.87	5.09%	$10,309,464.33	1.16%
	November	$684,331,382.79	$14,063,764.82	5.02%	$7,486,604.25	0.84%
	December	$666,427,938.36	$13,862,442.85	4.95%	$7,477,227.50	0.84%
2014 -	January	$605,559,575.95	$12,885,892.14	4.60%	$51,328,413.83	5.78%
	February	$536,643,909.79	$11,749,655.99	4.19%	$60,206,476.71	6.78%
	March	$435,153,383.92	$9,977,024.75	3.56%	$94,208,383.94	10.61%
	April	$395,722,864.71	$9,182,970.17	3.28%	$32,433,634.89	3.65%
	May	$355,001,024.30	$8,328,123.48	2.97%	$34,381,522.93	3.87%
	June	$310,070,121.34	$7,350,154.13	2.62%	$39,364,079.36	4.43%
	July	$263,531,186.08	$6,292,182.89	2.25%	$41,804,205.89	4.71%
	August	$217,628,427.19	$5,226,217.57	1.86%	$42,000,186.15	4.73%
	September	$170,300,854.98	$4,124,078.64	1.47%	$44,296,140.85	4.99%
	October	$130,242,362.98	$3,184,074.13	1.14%	$37,729,397.36	4.25%
	November	$93,860,317.09	$2,304,156.09	0.82%	$34,731,771.99	3.91%
	December	$59,967,190.10	$1,490,348.62	0.53%	$32,873,757.60	3.70%
2015 -	January	$42,700,705.84	$1,067,793.63	0.38%	$16,499,544.25	1.86%
	February	$21,238,999.30	$533,022.75	0.19%	$21,142,864.90	2.38%
	March	$461,689.63	$13,648.89	0.00%	$20,870,394.95	2.35%
	April	$229,055.91	$7,374.60	0.00%	$227,909.00	0.03%
	May	$206,646.98	$6,669.08	0.00%	$17,192.00	0.00%
	June	$201,284.94	$6,669.08	0.00%	$0.00	0.00%
	July	$171,205.70	$5,674.26	0.00%	$25,677.00	0.00%
	August	$144,596.14	$5,040.95	0.00%	$22,682.00	0.00%
	September	$111,493.26	$3,986.02	0.00%	$30,061.00	0.00%
	October	$70,959.02	$2,286.32	0.00%	$39,001.10	0.00%
	November	$39,342.31	$1,259.61	0.00%	$30,789.00	0.00%
	December	$0.00	$0.00	0.00%	$39,557.00	0.00%
Total			$280,266,411.72	100.00%	$887,857,098.35	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,168,123,510.07

Ford Credit Auto Lease Trust 2012-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types defined in Annex B of the Prospectus Supplement.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
October 2012	CUV	53	27.32%	$3,021	7.39%	14.14%
	Car	246	68.72%	$(883)	(2.60)%	(4.72)%
	SUV	53	37.59%	$2,889	8.90%	17.00%
	Truck	5	8.20%	$8,483	21.59%	45.51%
	Total / Average	357	47.35%	$388	1.11%	2.06%
November 2012	CUV	90	43.48%	$3,557	9.02%	17.17%
	Car	168	65.63%	$(683)	(1.98)%	(3.72)%
	SUV	68	51.91%	$2,534	7.99%	15.58%
	Truck	4	8.89%	$5,147	13.02%	26.70%
	Total / Average	330	51.64%	$1,207	3.42%	6.49%
December 2012	CUV	94	40.17%	$4,294	10.59%	20.95%
	Car	198	68.04%	$(333)	(0.95)%	(1.74)%
	SUV	53	38.13%	$2,276	7.79%	14.62%
	Truck	15	20.83%	$5,912	14.69%	28.93%
	Total / Average	360	48.91%	$1,519	4.23%	7.99%